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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.2009
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-11905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven M. Mullooly
       ------------------
Title: CCO
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ Steven M. Mullooly       New York, New York                2.12.2010
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
                                         ---------------------------
Form 13F Information Table Entry Total:                          103
                                         ---------------------------
Form 13F Information Table Value Total:                    6,144,517
                                         ---------------------------
                                               (thousands)

                            Cullen Capital Management
                                    FORM 13F
                                December 31, 2009

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101   204493  2473600 SH       Sole                   323100           2150500
AT&T Inc.                      COM              00206R102   145182  5179510 SH       Sole                   762760           4416750
AXA S.A.                       COM              F06106102     2370   100000 SH       Sole                   100000
Acer Inc.                      COM              6005850       2418   804021 SH       Sole                   804021
Allianz SE                     COM              D03080112      812     6500 SH       Sole                     6500
Altria Group Inc.              COM              02209S103    22875  1165300 SH       Sole                  1165300
Archer Daniels Midland Co.     COM              039483102    32721  1045050 SH       Sole                                    1045050
Arrow Electronics Inc.         COM              042735100    77817  2628050 SH       Sole                                    2628050
Avnet Inc.                     COM              053807103    28999   961520 SH       Sole                     1470            960050
BNP Paribas                    COM              F1058Q238     1714    21400 SH       Sole                    21400
Bank of America Corp.          COM              060505104    93097  6181750 SH       Sole                                    6181750
Bayer AG                       COM              D0712D163     1954    24350 SH       Sole                    24350
Berjaya Sports Toto Berhad     COM              Y0849N107      467   368821 SH       Sole                   368821
Boeing Co.                     COM              097023105   185401  3425100 SH       Sole                   434650           2990450
BorgWarner Inc.                COM              099724106   107600  3239000 SH       Sole                     1050           3237950
Bristol-Myers Squibb Co.       COM              110122108   178966  7087780 SH       Sole                   925830           6161950
Bunge Ltd.                     COM              G16962105    85797  1344150 SH       Sole                                    1344150
Canadian National Railway Co.  COM              136375102    65667  1208000 SH       Sole                                    1208000
Canadian Pacific Railway Ltd.  COM              13645T100    86256  1597340 SH       Sole                      470           1596870
Chevron Corp.                  COM              166764100    22312   289810 SH       Sole                   289810
Chubb Corp.                    COM              171232101   145120  2950800 SH       Sole                                    2950800
Chunghwa Telecom Co. Ltd.      COM              6287841        187   100483 SH       Sole                   100483
Citigroup Inc.                 COM              172967101    55079 16640250 SH       Sole                                   16640250
ConocoPhillips                 COM              20825C104    21243   415950 SH       Sole                   415950
Covidien Plc.                  COM              G2554F105   179578  3749800 SH       Sole                                    3749800
Credit Suisse Group            COM              H3698D419     2016    40800 SH       Sole                    40800
Devon Energy Corp.             COM              25179M103   162626  2212600 SH       Sole                                    2212600
Dominion Resources Inc.        COM              25746U109     6811   175000 SH       Sole                   175000
E.I. DuPont de Nemours & Co.   COM              263534109    16532   491000 SH       Sole                   491000
Eli Lilly & Co.                COM              532457108   132889  3721350 SH       Sole                   577600           3143750
Enerplus Resources Fund        COM              29274D604     1608    70050 SH       Sole                    70050
Eurocommercial Properties N.V. COM              N31065142     1263    30600 SH       Sole                    30600
FPL Group Inc.                 COM              302571104    18936   358500 SH       Sole                   358500
FedEx Corp.                    COM              31428X106    86955  1042000 SH       Sole                                    1042000
Fluor Corp.                    COM              343412102    39856   884896 SH       Sole                                     884896
Foster's Group Ltd.            COM              Q3944W187     1368   277000 SH       Sole                   277000
GDF Suez                       COM              F42768105     1793    41300 SH       Sole                    41300
General Electric Co.           COM              369604103    12953   856100 SH       Sole                   856100
Genuine Parts Co.              COM              372460105    20204   532250 SH       Sole                   532250
Goldman Sachs Group Inc.       COM              38141G104    80984   479650 SH       Sole                                     479650
HSBC Holdings PLC              COM              6158163       1029    89283 SH       Sole                    89283
Health Care REIT Inc.          COM              42217K106    21153   477280 SH       Sole                   477280
Heinz H.J. Co.                 COM              423074103    23546   550650 SH       Sole                   550650
Hewlett-Packard Co.            COM              428236103   160078  3107700 SH       Sole                                    3107700
ITT Corp.                      COM              450911102   151384  3043500 SH       Sole                                    3043500
Intel Corp.                    COM              458140100    14181   695150 SH       Sole                   695150
JP Morgan Chase & Co.          COM              46625H100   165477  3975900 SH       Sole                                    3975900
Johnson & Johnson              COM              478160104   169946  2638510 SH       Sole                   344310           2294200
KT&G Corp. - LOCAL             COM              Y49904108     1053    19045 SH       Sole                    19045
Kimberly-Clark Corp.           COM              494368103   179025  2810000 SH       Sole                   381100           2428900
Kraft Foods Inc.               COM              50075N104   158816  5843112 SH       Sole                   760162           5082950
MTN Group Ltd.                 COM              S8039R108     1086    68000 SH       Sole                    68000
Massmart Holdings Ltd.         COM              S4799N114      812    67000 SH       Sole                    67000
Microsoft Corp.                COM              594918104   207950  6822500 SH       Sole                   505000           6317500
Morgan Stanley                 COM              617446448    76796  2594450 SH       Sole                                    2594450
Muenchener Reuckver AG         COM              D55535104      584     3750 SH       Sole                     3750
Nestle S.A.                    COM              H57312649     1935    39950 SH       Sole                    39950
Nintendo Co. Ltd.              COM              J51699106      799     3350 SH       Sole                     3350
Oracle Corp.                   COM              68389X105   187444  7641400 SH       Sole                                    7641400
Orascom Construction Industrie COM              68554N106     1422    31425 SH       Sole                    31425
PT Bank Rakyat Indonesia       COM              Y0697U104     1193  1470000 SH       Sole                  1470000
Pfizer Inc.                    COM              717081103     9333   513100 SH       Sole                   513100


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

                            Cullen Capital Management
                                    FORM 13F
                                December 31, 2009

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Philip Morris International In COM              718172109    20551   426450 SH       Sole                   426450
RWE A.G.                       COM              D6629K109     2085    21400 SH       Sole                    21400
Raffles Medical Group Ltd.     COM              Y7174H100      333   322900 SH       Sole                   322900
Ramsay Health Care Ltd.        COM              Q7982Y104      841    86000 SH       Sole                    86000
Raytheon Co.                   COM              755111507   136276  2645100 SH       Sole                                    2645100
RioCan Real Estate Investment  COM              766910103      255    13450 SH       Sole                    13450
Singapore Telecommunications L COM              Y79985209     1826   825000 SH       Sole                   825000
Sonic Healthcare Ltd.          COM              Q8563C107     1780   129000 SH       Sole                   129000
Taiwan Semiconductor Manufactu COM              6889106       1938   961229 SH       Sole                   961229
Travelers Cos. Inc.            COM              89417E109    23182   464950 SH       Sole                   464950
Tsakos Energy Navigation Ltd.  COM              G9108L108      220    15000 SH       Sole                    15000
United Overseas Bank Ltd.      COM              V96194127     1213    86500 SH       Sole                    86500
United Technologies Corp.      COM              913017109   166081  2392750 SH       Sole                                    2392750
Vallourec S.A.                 COM              F95922104     2258    12400 SH       Sole                    12400
Verizon Communications Inc.    COM              92343V104   177019  5343150 SH       Sole                   611050           4732100
Vermillion Energy Trust Unit   COM              923728109      812    26300 SH       Sole                    26300
Volvo AB Series B              COM              928856301     1001   116650 SH       Sole                   116650
Walt Disney Co.                COM              254687106   173866  5391200 SH       Sole                                    5391200
ABB Ltd. (ADR)                 ADR              000375204   134318  7032350 SH       Sole                   586200           6446150
Anglo American PLC (ADR)       ADR              03485P201   111182  5128333 SH       Sole                                    5128333
AstraZeneca PLC (ADR)          ADR              046353108    20712   441250 SH       Sole                   441250
BP PLC (ADR)                   ADR              055622104    24746   426870 SH       Sole                   426870
Bayer AG (ADR)                 ADR              072730302   139395  1746800 SH       Sole                                    1746800
British American Tobacco PLC ( ADR              110448107     1878    29050 SH       Sole                    29050
Chunghwa Telecom Co. Ltd. (ADR ADR              17133Q106      920    49550 SH       Sole                    49550
Companhia Energetica de Minas  ADR              204409601     1199    66400 SH       Sole                    66400
Companhia Siderurgica Nacional ADR              20440W105     1804    56500 SH       Sole                    56500
Diageo PLC (ADR)               ADR              25243Q205   160351  2310200 SH       Sole                   331850           1978350
ENI S.p.A. (ADR)               ADR              26874R108      939    18550 SH       Sole                    18550
Ensco International PLC (ADR)  ADR              29358Q109   102764  2572950 SH       Sole                                    2572950
Gazprom OAO (ADR)              ADR              368287207   115077  4593900 SH       Sole                                    4593900
HSBC Holdings PLC (ADR)        ADR              404280406    17755   311000 SH       Sole                   311000
Itau Unibanco S.A. (ADR)       ADR              465562106      796    35000 SH       Sole                    35000
Nestle S.A. (ADR)              ADR              641069406   139260  2880250 SH       Sole                                    2880250
Nokia Corp. (ADR)              ADR              654902204   102535  7979400 SH       Sole                  1270050           6709350
Novartis AG (ADR)              ADR              66987V109     1902    34950 SH       Sole                    34950
PetroChina Co. Ltd. (ADR)      ADR              71646E100   112456   945325 SH       Sole                   141200            804125
Telefonica S.A. (ADR)          ADR              879382208     1963    23500 SH       Sole                    23500
Total S.A. (ADR)               ADR              89151E109     2056    32100 SH       Sole                    32100
Unilever N.V. (ADR)            ADR              904784709   200599  6204740 SH       Sole                   846740           5358000
Vodafone Group PLC (ADR)       ADR              92857W209   168413  7293760 SH       Sole                  1059460           6234300
REPORT SUMMARY                 103 DATA RECORDS            6144517           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.

13fopt.est file is missing. Any options in the portfolio will show incorrect values as per SEC filing requirements. To view correct values, please enter underlying security type and symbol in 13fopt.est for all such options.


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